INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Income tax benefit	$ (4,318)	$ 0	$ (32,238)	$ 0	$ (940)	$ 0
United States					(34,285)	(103,596)
Foreign					(670)
Loss before income taxes	$ (47,498)	$ (23,766)	$ (134,526)	$ (45,570)	$ (34,955)	$ (103,596)